UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments.

Elfun Diversified Fund

Schedule of Investments—March 31, 2017 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity – 34.9% †
Common Stock – 34.9%
Advertising – 0.1%
Omnicom Group Inc.	871	$75,089
The Interpublic Group of Companies Inc.	1,466	36,020
		111,109
Aerospace & Defense – 0.8%
Arconic Inc.	1,619	42,644
General Dynamics Corp.	1,007	188,510
L3 Technologies Inc.	286	47,273
Lockheed Martin Corp.	891	238,432
Northrop Grumman Corp.	621	147,699
Raytheon Co.	1,035	157,838
Rockwell Collins Inc.	481	46,734
Textron Inc.	998	47,495
The Boeing Co.	2,040	360,794
TransDigm Group Inc.	185	40,730
United Technologies Corp.	2,678	300,498
		1,618,647
Agricultural & Farm Machinery – 0.1%
Deere & Co.	1,068	116,262
Agricultural Products – 0.1%
Archer-Daniels-Midland Co.	2,005	92,310
Air Freight & Logistics – 0.3%
CH Robinson Worldwide Inc.	523	40,423
Expeditors International of Washington Inc.	666	37,622
FedEx Corp.	863	168,414
United Parcel Service Inc., Class B	2,456	263,529
		509,988
Airlines – 0.2%
Alaska Air Group Inc.	455	41,960
American Airlines Group Inc.	1,744	73,771
Delta Air Lines Inc.	2,570	118,117
Southwest Airlines Co.	2,164	116,337
United Continental Holdings Inc.	996	70,358	(a)
		420,543
Alternative Carriers – 0.0% *
Level 3 Communications Inc.	1,077	61,626	(a)
Apparel Retail – 0.2%
Foot Locker Inc.	500	37,405
L Brands Inc.	887	41,778
Ross Stores Inc.	1,375	90,571
The Gap Inc.	810	19,675
The TJX Companies Inc.	2,308	182,516
		371,945
Apparel, Accessories & Luxury Goods – 0.1%
Coach Inc.	1,036	42,818
Hanesbrands Inc.	1,396	28,981
PVH Corp.	293	30,317
Ralph Lauren Corp.	208	16,977
Under Armour Inc., Class A	679	13,431	(a)
Under Armour Inc., Class C	682	12,480	(a)
VF Corp.	1,222	67,173
		212,177
Application Software – 0.3%
Adobe Systems Inc.	1,766	229,810	(a)
Autodesk Inc.	723	62,518	(a)
Citrix Systems Inc.	576	48,033	(a)
Intuit Inc.	851	98,707
salesforce.com Inc.	2,358	194,511	(a)
Synopsys Inc.	500	36,065	(a)
		669,644
Asset Management & Custody Banks – 0.4%
Affiliated Managers Group Inc.	202	33,116
Ameriprise Financial Inc.	534	69,249
BlackRock Inc.	429	164,526
Franklin Resources Inc.	1,282	54,023
Invesco Ltd.	1,509	46,221
Northern Trust Corp.	786	68,052
State Street Corp.	1,259	100,229	(b)
T Rowe Price Group Inc.	899	61,267
The Bank of New York Mellon Corp.	3,675	173,570
		770,253
Auto Parts & Equipment – 0.0% *
BorgWarner Inc.	739	30,883
Automobile Manufacturers – 0.2%
Ford Motor Co.	13,805	160,690
General Motors Co.	4,823	170,541
		331,231
Automotive Retail – 0.1%
Advance Auto Parts Inc.	272	40,327
AutoNation Inc.	243	10,276	(a)
AutoZone Inc.	97	70,136	(a)
CarMax Inc.	703	41,632	(a)
O’Reilly Automotive Inc.	319	86,079	(a)
		248,450
Biotechnology – 1.0%
AbbVie Inc.	5,702	371,542
Alexion Pharmaceuticals Inc.	788	95,537	(a)
Amgen Inc.	2,638	432,817
Biogen Inc.	764	208,893	(a)
Celgene Corp.	2,783	346,289	(a)
Gilead Sciences Inc.	4,666	316,915
Incyte Corp.	650	86,885	(a)
Regeneron Pharmaceuticals Inc.	279	108,115	(a)
Vertex Pharmaceuticals Inc.	866	94,697	(a)
		2,061,690
Brewers – 0.0% *
Molson Coors Brewing Co., Class B	681	65,178
Broadcasting – 0.1%
CBS Corp., Class B	1,298	90,029
Discovery Communications Inc., Class A	561	16,320	(a)
Discovery Communications Inc., Class C	815	23,073	(a)
Scripps Networks Interactive Inc., Class A	352	27,586
TEGNA Inc.	792	20,291
		177,299
Building Products – 0.1%
Fortune Brands Home & Security Inc.	570	34,685
Johnson Controls International PLC	3,310	139,417
Masco Corp.	1,213	41,230
		215,332
Cable & Satellite – 0.5%
Charter Communications Inc., Class A	770	252,036	(a)
Comcast Corp., Class A	16,966	637,752
DISH Network Corp., Class A	800	50,792	(a)
		940,580
Casinos & Gaming – 0.0% *
Wynn Resorts Ltd.	293	33,581
Commodity Chemicals – 0.1%
LyondellBasell Industries N.V., Class A	1,154	105,233
Communications Equipment – 0.4%
Cisco Systems Inc.	17,950	606,710
F5 Networks Inc.	241	34,359	(a)
Harris Corp.	459	51,073
Juniper Networks Inc.	1,405	39,101	(c)
Motorola Solutions Inc.	613	52,853
		784,096
Computer & Electronics Retail – 0.0% *
Best Buy Company Inc.	1,008	49,543
Construction & Engineering – 0.0% *
Fluor Corp.	514	27,047
Jacobs Engineering Group Inc.	446	24,655
Quanta Services Inc.	558	20,707	(a)
		72,409
Construction Machinery & Heavy Trucks – 0.2%
Caterpillar Inc.	2,081	193,033
Cummins Inc.	569	86,033
PACCAR Inc.	1,295	87,024
		366,090

	Number of Shares	Fair Value
Construction Materials – 0.1%
Martin Marietta Materials Inc.	234	$51,070
Vulcan Materials Co.	489	58,915
		109,985
Consumer Finance – 0.3%
American Express Co.	2,690	212,806
Capital One Financial Corp.	1,691	146,542
Discover Financial Services	1,347	92,121
Navient Corp.	1,119	16,517
Synchrony Financial	2,686	92,130
		560,116
Copper – 0.0% *
Freeport-McMoRan Inc.	4,627	61,817	(a)
Data Processing & Outsourced Services – 0.8%
Alliance Data Systems Corp.	193	48,057
Automatic Data Processing Inc.	1,586	162,391
Fidelity National Information Services Inc.	1,152	91,722
Fiserv Inc.	752	86,713	(a)
Global Payments Inc.	568	45,826
Mastercard Inc., Class A	3,366	378,574
Paychex Inc.	1,109	65,320
PayPal Holdings Inc.	3,975	171,005	(a)
The Western Union Co.	1,791	36,447
Total System Services Inc.	611	32,664
Visa Inc., Class A	6,658	591,696
		1,710,415
Department Stores – 0.0% *
Kohl’s Corp.	652	25,956
Macy’s Inc.	1,129	33,464
Nordstrom Inc.	429	19,978
		79,398
Distillers & Vintners – 0.1%
Brown-Forman Corp., Class B	674	31,125
Constellation Brands Inc., Class A	606	98,215
		129,340
Distributors – 0.0% *
Genuine Parts Co.	549	50,733
LKQ Corp.	1,136	33,251	(a)
		83,984
Diversified Banks – 1.9%
Bank of America Corp.	35,982	848,815
Citigroup Inc.	9,925	593,713
Comerica Inc.	636	43,617
JPMorgan Chase & Co.	12,786	1,123,122	(c)
U.S. Bancorp	5,681	292,572
Wells Fargo & Co.	16,165	899,744
		3,801,583
Diversified Chemicals – 0.3%
Eastman Chemical Co.	542	43,793
EI du Pont de Nemours & Co.	3,081	247,497
The Dow Chemical Co.	3,979	252,826
		544,116
Diversified Support Services – 0.0% *
Cintas Corp.	318	40,240
Drug Retail – 0.3%
CVS Health Corp.	3,659	287,232
Walgreens Boots Alliance Inc.	3,041	252,555
		539,787
Electric Utilities – 0.7%
Alliant Energy Corp.	840	33,272
American Electric Power Company Inc.	1,726	115,866
Duke Energy Corp.	2,485	203,795
Edison International	1,143	90,994
Entergy Corp.	662	50,286
Eversource Energy	1,172	68,890
Exelon Corp.	3,260	117,295
FirstEnergy Corp.	1,572	50,021
NextEra Energy Inc.	1,666	213,865
PG&E Corp.	1,788	118,652
Pinnacle West Capital Corp.	411	34,269
PPL Corp.	2,380	88,988
The Southern Co.	3,510	174,728
Xcel Energy Inc.	1,876	83,388
		1,444,309
Electrical Components & Equipment – 0.2%
Acuity Brands Inc.	163	33,252
AMETEK Inc.	855	46,238
Eaton Corporation PLC	1,578	117,009
Emerson Electric Co.	2,274	136,122
Rockwell Automation Inc.	474	73,806
		406,427
Electronic Components – 0.1%
Amphenol Corp., Class A	1,139	81,063
Corning Inc.	3,233	87,291
		168,354
Electronic Equipment & Instruments – 0.0% *
FLIR Systems Inc.	503	18,249
Environmental & Facilities Services – 0.1%
Republic Services Inc.	854	53,640
Stericycle Inc.	314	26,027	(a)
Waste Management Inc.	1,412	102,963
		182,630
Fertilizers & Agricultural Chemicals – 0.1%
CF Industries Holdings Inc.	861	25,270
FMC Corp.	494	34,377
Monsanto Co.	1,558	176,366
The Mosaic Co.	1,294	37,759
		273,772
Financial Exchanges & Data – 0.3%
CBOE Holdings Inc.	300	24,321
CME Group Inc.	1,203	142,916
Intercontinental Exchange Inc.	2,100	125,727
Moody’s Corp.	614	68,793
Nasdaq Inc.	421	29,239
S&P Global Inc.	907	118,581
		509,577
Food Distributors – 0.1%
Sysco Corp.	1,738	90,237
Food Retail – 0.1%
The Kroger Co.	3,227	95,164
Whole Foods Market Inc.	1,176	34,951
		130,115
Footwear – 0.1%
NIKE Inc., Class B	4,725	263,324
General Merchandise Stores – 0.1%
Dollar General Corp.	939	65,476
Dollar Tree Inc.	872	68,417	(a)
Target Corp.	1,945	107,345
		241,238
Gold – 0.0% *
Newmont Mining Corp.	1,960	64,602
Health Care REITs – 0.1%
HCP Inc.	1,727	54,020
Ventas Inc.	1,308	85,072
Welltower Inc.	1,269	89,871
		228,963
Healthcare Distributors – 0.2%
AmerisourceBergen Corp.	618	54,693
Cardinal Health Inc.	1,102	89,868
Henry Schein Inc.	297	50,481	(a)
McKesson Corp.	745	110,454
Patterson Companies Inc.	308	13,931
		319,427
Healthcare Equipment – 0.7%
Abbott Laboratories	6,157	273,432
Baxter International Inc.	1,698	88,058
Becton Dickinson and Co.	754	138,314
Boston Scientific Corp.	4,799	119,351	(a)
CR Bard Inc.	252	62,632
Danaher Corp.	2,168	185,429
Edwards Lifesciences Corp.	740	69,612	(a)
Hologic Inc.	1,028	43,741	(a)
IDEXX Laboratories Inc.	331	51,176	(a)
Intuitive Surgical Inc.	133	101,941	(a)

	Number of Shares	Fair Value
Stryker Corp.	1,088	$143,235
Varian Medical Systems Inc.	345	31,440	(a)
Zimmer Biomet Holdings Inc.	740	90,362
		1,398,723
Healthcare Facilities – 0.1%
HCA Holdings Inc.	1,009	89,791	(a)
Universal Health Services Inc., Class B	331	41,193
		130,984
Healthcare Services – 0.2%
DaVita Inc.	583	39,626	(a)
Envision Healthcare Corp.	433	26,552	(a)
Express Scripts Holding Co.	2,137	140,850	(a)
Laboratory Corporation of America Holdings	380	54,519	(a)
Quest Diagnostics Inc.	512	50,273
		311,820
Healthcare Supplies – 0.1%
DENTSPLY SIRONA Inc.	853	53,261
The Cooper Companies Inc.	180	35,980
		89,241
Healthcare Technology – 0.0% *
Cerner Corp.	1,006	59,203	(a)
Home Building – 0.1%
DR Horton Inc.	1,253	41,737
Lennar Corp., Class A	726	37,164
PulteGroup Inc.	1,099	25,882
		104,783
Home Entertainment Software – 0.1%
Activision Blizzard Inc.	2,525	125,896
Electronic Arts Inc.	1,115	99,815	(a)
		225,711
Home Furnishing Retail – 0.0% *
Bed Bath & Beyond Inc.	562	22,177
Home Furnishings – 0.0% *
Leggett & Platt Inc.	494	24,858
Mohawk Industries Inc.	233	53,471	(a)
		78,329
Home Improvement Retail – 0.4%
Lowe’s Companies Inc.	3,083	253,454
The Home Depot Inc.	4,369	641,500
		894,954
Hotel & Resort REITs – 0.0% *
Host Hotels & Resorts Inc.	2,733	50,998
Hotels, Resorts & Cruise Lines – 0.1%
Carnival Corp.	1,459	85,950
Marriott International Inc., Class A	1,103	103,881
Royal Caribbean Cruises Ltd.	618	60,632
Wyndham Worldwide Corp.	398	33,547
		284,010
Household Appliances – 0.0% *
Whirlpool Corp.	277	47,458
Household Products – 0.7%
Church & Dwight Company Inc.	955	47,626
Colgate-Palmolive Co.	3,143	230,036
Kimberly-Clark Corp.	1,263	166,249
The Clorox Co.	476	64,179
The Procter & Gamble Co.	9,174	824,284
		1,332,374
Housewares & Specialties – 0.0% *
Newell Brands Inc.	1,782	84,057
Human Resource & Employment Services – 0.0% *
Robert Half International Inc.	476	23,243
Hypermarkets & Super Centers – 0.3%
Costco Wholesale Corp.	1,564	262,267
Wal-Mart Stores Inc.	5,382	387,935
		650,202
Independent Power Producers & Energy Traders – 0.0% *
AES Corp.	2,435	27,223
NRG Energy Inc.	1,165	21,786
		49,009
Industrial Conglomerates – 0.9%
3M Co.	2,132	407,916
General Electric Co.	31,323	933,425
Honeywell International Inc.	2,715	339,022
Roper Technologies Inc.	375	77,434
		1,757,797
Industrial Gases – 0.1%
Air Products & Chemicals Inc.	763	103,226
Praxair Inc.	1,004	119,075
		222,301
Industrial Machinery – 0.3%
Dover Corp.	574	46,121
Flowserve Corp.	482	23,338
Fortive Corp.	1,111	66,904
Illinois Tool Works Inc.	1,097	145,320
Ingersoll-Rand PLC	954	77,579
Parker-Hannifin Corp.	493	79,038
Snap-on Inc.	214	36,095
Stanley Black & Decker Inc.	557	74,009
Xylem Inc.	663	33,296
		581,700
Industrial REITs – 0.1%
Prologis Inc. REIT	1,852	96,082
Insurance Brokers – 0.1%
Arthur J Gallagher & Co.	657	37,147
Marsh & McLennan Companies Inc.	1,814	134,036
		171,183
Integrated Oil & Gas – 1.1%
Chevron Corp.	6,792	729,257
Exxon Mobil Corp.	14,895	1,221,539
Occidental Petroleum Corp.	2,702	171,199
		2,121,995
Integrated Telecommunication Services – 0.8%
AT&T Inc.	22,051	916,219
CenturyLink Inc.	2,019	47,588
Verizon Communications Inc.	14,627	713,066
		1,676,873
Internet & Direct Marketing Retail – 0.9%
Amazon.com Inc.	1,417	1,256,227	(a)
Expedia Inc.	446	56,272
Netflix Inc.	1,535	226,888	(a)
The Priceline Group Inc.	172	306,155	(a)
TripAdvisor Inc.	422	18,214	(a)
		1,863,756
Internet Software & Services – 1.6%
Akamai Technologies Inc.	640	38,208	(a)
Alphabet Inc., Class A	1,064	902,059	(a)
Alphabet Inc., Class C	1,056	876,015	(a)
eBay Inc.	3,550	119,174	(a)
Facebook Inc., Class A	8,426	1,196,913	(a)
VeriSign Inc.	336	29,269	(a)
Yahoo! Inc.	3,102	143,964	(a)
		3,305,602
Investment Banking & Brokerage – 0.4%
E*TRADE Financial Corp.	1,011	35,274	(a)
Morgan Stanley	5,106	218,741
Raymond James Financial Inc.	470	35,842
The Charles Schwab Corp.	4,306	175,728
The Goldman Sachs Group Inc.	1,326	304,609
		770,194
IT Consulting & Other Services – 0.3%
Cognizant Technology Solutions Corp., Class A	2,141	127,432	(a)
CSRA Inc.	537	15,729
International Business Machines Corp.	3,075	535,480
Teradata Corp.	480	14,938	(a)
		693,579
Leisure Products – 0.0% *
Hasbro Inc.	415	41,425
Mattel Inc.	1,263	32,346
		73,771
Life & Health Insurance – 0.3%
Aflac Inc.	1,407	101,895
Lincoln National Corp.	844	55,240
MetLife Inc.	3,860	203,885

	Number of Shares	Fair Value
Principal Financial Group Inc.	988	$62,353
Prudential Financial Inc.	1,518	161,940
Torchmark Corp.	408	31,432
Unum Group	857	40,185
		656,930
Life Sciences Tools & Services – 0.2%
Agilent Technologies Inc.	1,198	63,338
Illumina Inc.	513	87,538	(a)
Mettler-Toledo International Inc.	97	46,454	(a)
PerkinElmer Inc.	405	23,514
Thermo Fisher Scientific Inc.	1,389	213,351
Waters Corp.	298	46,581	(a)
		480,776
Managed Healthcare – 0.6%
Aetna Inc.	1,246	158,927
Anthem Inc.	933	154,300
Centene Corp.	631	44,965	(a)
Cigna Corp.	908	133,013
Humana Inc.	521	107,399
UnitedHealth Group Inc.	3,448	565,506
		1,164,110
Metal & Glass Containers – 0.0% *
Ball Corp.	646	47,972
Motorcycle Manufacturers – 0.0% *
Harley-Davidson Inc.	653	39,506
Movies & Entertainment – 0.5%
The Walt Disney Co.	5,218	591,669
Time Warner Inc.	2,758	269,484
Twenty-First Century Fox Inc., Class A	3,701	119,875
Twenty-First Century Fox Inc., Class B	1,799	57,172
Viacom Inc., Class B	1,283	59,814
		1,098,014
Multi-Line Insurance – 0.2%
American International Group Inc.	3,304	206,269
Assurant Inc.	211	20,186
Loews Corp.	1,021	47,752
The Hartford Financial Services Group Inc.	1,295	62,251
		336,458
Multi-Sector Holdings – 0.6%
Berkshire Hathaway Inc., Class B	6,823	1,137,258	(a)
Leucadia National Corp.	1,197	31,122
		1,168,380
Multi-Utilities – 0.4%
Ameren Corp.	896	48,913
CenterPoint Energy Inc.	1,591	43,864
CMS Energy Corp.	1,031	46,127
Consolidated Edison Inc.	1,125	87,367
Dominion Resources Inc.	2,225	172,593
DTE Energy Co.	663	67,699
NiSource Inc.	1,192	28,358
Public Service Enterprise Group Inc.	1,868	82,846
SCANA Corp.	528	34,505
Sempra Energy	874	96,577
WEC Energy Group Inc.	1,166	70,694
		779,543
Office REITs – 0.1%
Alexandria Real Estate Equities Inc.	330	36,471
Boston Properties Inc.	568	75,209
SL Green Realty Corp.	374	39,876
Vornado Realty Trust	635	63,697
		215,253
Oil & Gas Drilling – 0.0% *
Helmerich & Payne Inc.	400	26,628
Oil & Gas Equipment & Services – 0.3%
Baker Hughes Inc.	1,562	93,439
Halliburton Co.	3,063	150,730
National Oilwell Varco Inc.	1,395	55,925
Schlumberger Ltd.	4,979	388,860
		688,954
Oil & Gas Exploration & Production – 0.6%
Anadarko Petroleum Corp.	1,974	122,388
Apache Corp.	1,401	71,997
Cabot Oil & Gas Corp.	1,718	41,077
Chesapeake Energy Corp.	2,753	16,353	(a)
Cimarex Energy Co.	351	41,941
Concho Resources Inc.	539	69,175	(a)
ConocoPhillips	4,386	218,730
Devon Energy Corp.	1,934	80,687
EOG Resources Inc.	2,049	199,880
EQT Corp.	638	38,982
Hess Corp.	985	47,487
Marathon Oil Corp.	3,129	49,438
Murphy Oil Corp.	598	17,097
Newfield Exploration Co.	729	26,907	(a)
Noble Energy Inc.	1,583	54,360
Pioneer Natural Resources Co.	597	111,179
Range Resources Corp.	694	20,196
Southwestern Energy Co.	1,813	14,812	(a)
		1,242,686
Oil & Gas Refining & Marketing – 0.2%
Marathon Petroleum Corp.	1,849	93,448
Phillips 66	1,555	123,187
Tesoro Corp.	432	35,018
Valero Energy Corp.	1,582	104,871
		356,524
Oil & Gas Storage & Transportation – 0.1%
Kinder Morgan Inc.	6,781	147,419
ONEOK Inc.	778	43,132
The Williams Companies Inc.	3,013	89,155
		279,706
Packaged Foods & Meats – 0.5%
Campbell Soup Co.	716	40,984
Conagra Brands Inc.	1,536	61,962
General Mills Inc.	2,044	120,616
Hormel Foods Corp.	997	34,526
Kellogg Co.	933	67,745	(c)
McCormick & Company Inc.	423	41,264
Mead Johnson Nutrition Co.	682	60,753
Mondelez International Inc., Class A	5,434	234,097
The Hershey Co.	515	56,264
The JM Smucker Co.	430	56,364
The Kraft Heinz Co.	2,113	191,881
Tyson Foods Inc., Class A	993	61,278
		1,027,734
Paper Packaging – 0.1%
Avery Dennison Corp.	329	26,517
International Paper Co.	1,519	77,135
Sealed Air Corp.	714	31,116
WestRock Co.	927	48,232
		183,000
Personal Products – 0.1%
Coty Inc., Class A	1,737	31,492
The Estee Lauder Companies Inc., Class A	821	69,612
		101,104
Pharmaceuticals – 1.8%
Allergan PLC	1,195	285,509
Bristol-Myers Squibb Co.	5,973	324,812
Eli Lilly & Co.	3,458	290,852
Johnson & Johnson	9,748	1,214,114
Mallinckrodt PLC	391	17,427	(a)
Merck & Company Inc.	9,843	625,424
Mylan N.V.	1,700	66,283	(a)
Pfizer Inc.	21,353	730,486
Zoetis Inc.	1,724	92,010
		3,646,917
Property & Casualty Insurance – 0.2%
Cincinnati Financial Corp.	554	40,037
The Allstate Corp.	1,280	104,307
The Progressive Corp.	2,143	83,963
The Travelers Companies Inc.	979	118,009
		346,316
Publishing – 0.0% *
News Corp., Class A	1,411	18,343
News Corp., Class B	442	5,967
		24,310

	Number of Shares	Fair Value
Railroads – 0.3%
CSX Corp.	3,279	$152,637
Kansas City Southern	397	34,047	(c)
Norfolk Southern Corp.	1,018	113,985
Union Pacific Corp.	2,904	307,592
		608,261
Real Estate Services – 0.0% *
CBRE Group Inc., Class A	1,109	38,582	(a)
Regional Banks – 0.4%
BB&T Corp.	2,847	127,261
Citizens Financial Group Inc.	1,891	65,334
Fifth Third Bancorp	2,791	70,891
Huntington Bancshares Inc.	4,007	53,654
KeyCorp	3,992	70,978
M&T Bank Corp.	543	84,018
People’s United Financial Inc.	1,150	20,930
Regions Financial Corp.	4,167	60,547
SunTrust Banks Inc.	1,723	95,282
The PNC Financial Services Group Inc.	1,727	207,654
Zions Bancorporation	752	31,584
		888,133
Research & Consulting Services – 0.1%
Equifax Inc.	442	60,439
Nielsen Holdings PLC	1,241	51,266
The Dun & Bradstreet Corp.	136	14,680
Verisk Analytics Inc.	575	46,655	(a)
		173,040
Residential REITs – 0.2%
Apartment Investment & Management Co., Class A	579	25,679
AvalonBay Communities Inc.	477	87,577
Equity Residential	1,351	84,059
Essex Property Trust Inc.	242	56,030
Mid-America Apartment Communities Inc.	419	42,629
UDR Inc.	987	35,789
		331,763
Restaurants – 0.4%
Chipotle Mexican Grill Inc.	107	47,671	(a)
Darden Restaurants Inc.	455	38,070
McDonald’s Corp.	2,927	379,368
Starbucks Corp.	5,195	303,336
Yum! Brands Inc.	1,168	74,635
		843,080
Retail REITs – 0.2%
Federal Realty Investment Trust	265	35,378
GGP Inc.	2,157	49,999
Kimco Realty Corp.	1,570	34,681
Realty Income Corp.	955	56,851
Regency Centers Corp.	500	33,208
Simon Property Group Inc.	1,161	199,727
The Macerich Co.	446	28,723
		438,567
Semiconductor Equipment – 0.1%
Applied Materials Inc.	3,812	148,287
KLA-Tencor Corp.	577	54,856
Lam Research Corp.	601	77,144
		280,287
Semiconductors – 0.9%
Advanced Micro Devices Inc.	2,850	41,468	(a)
Analog Devices Inc.	1,274	104,404
Intel Corp.	16,943	611,134
Microchip Technology Inc.	798	58,876
Micron Technology Inc.	3,642	105,254	(a)
NVIDIA Corp.	2,091	227,773
Qorvo Inc.	472	32,360	(a)
QUALCOMM Inc.	5,265	301,895
Skyworks Solutions Inc.	686	67,214
Texas Instruments Inc.	3,562	286,955
Xilinx Inc.	933	54,011
		1,891,344
Soft Drinks – 0.6%
Dr Pepper Snapple Group Inc.	679	66,488
Monster Beverage Corp.	1,397	64,499	(a)
PepsiCo Inc.	5,117	572,387
The Coca-Cola Co.	13,847	587,667
		1,291,041
Specialized Consumer Services – 0.0% *
H&R Block Inc.	765	17,786
Specialized REITs – 0.4%
American Tower Corp.	1,512	183,769
Crown Castle International Corp.	1,272	120,140
Digital Realty Trust Inc.	587	62,451
Equinix Inc.	264	105,698
Extra Space Storage Inc.	465	34,591
Iron Mountain Inc.	905	32,281
Public Storage	521	114,052
Weyerhaeuser Co.	2,623	89,130
		742,112
Specialty Chemicals – 0.2%
Albemarle Corp.	415	43,841
Ecolab Inc.	919	115,187
International Flavors & Fragrances Inc.	293	38,831
PPG Industries Inc.	895	94,047
The Sherwin-Williams Co.	299	92,747
		384,653
Specialty Stores – 0.1%
Signet Jewelers Ltd.	257	17,802
Staples Inc.	2,403	21,074
Tiffany & Co.	395	37,644
Tractor Supply Co.	485	33,451
Ulta Salon Cosmetics & Fragrance Inc.	217	61,895	(a)
		171,866
Steel – 0.0% *
Nucor Corp.	1,176	70,231
Systems Software – 1.2%
CA Inc.	1,157	36,700
Microsoft Corp.	27,668	1,822,214
Oracle Corp.	10,729	478,621
Red Hat Inc.	663	57,350	(a)
Symantec Corp.	2,143	65,747
		2,460,632
Technology Hardware, Storage & Peripherals – 1.5%
Apple Inc.	18,794	2,699,946	(c)
Hewlett Packard Enterprise Co.	5,873	139,190
HP Inc.	5,929	106,011
NetApp Inc.	1,017	42,561
Western Digital Corp.	1,054	86,987
Xerox Corp.	3,145	23,084
		3,097,779
Tires & Rubber – 0.0% *
The Goodyear Tire & Rubber Co.	964	34,704
Tobacco – 0.7%
Altria Group Inc.	6,943	495,869
Philip Morris International Inc.	5,560	627,724
Reynolds American Inc.	2,934	184,901
		1,308,494
Trading Companies & Distributors – 0.1%
Fastenal Co.	1,068	55,002
United Rentals Inc.	311	38,891	(a)
WW Grainger Inc.	202	47,017
		140,910
Trucking – 0.0% *
JB Hunt Transport Services Inc.	323	29,632
Ryder System Inc.	197	14,862
		44,494
Water Utilities – 0.0% *
American Water Works Company Inc.	657	51,095
Total Common Stock (Cost $68,923,237)		70,829,888

	Number of Shares	Fair Value
Preferred Stock – 0.0% *
Diversified Banks – 0.0% *
Wells Fargo & Co. 3.09% + 3 month USD LIBOR	2,735	$72,751	(d)
Total Preferred Stock (Cost $68,375)		72,751
Total Domestic Equity (Cost $68,991,612)		70,902,639
Foreign Equity – 19.6%
Common Stock – 19.6%
Advertising – 0.2%
WPP PLC	17,519	383,804
Aerospace & Defense – 0.3%
Airbus SE	6,314	481,701
Zodiac Aerospace	7,788	195,331
		677,032
Apparel, Accessories & Luxury Goods – 0.0% *
Michael Kors Holdings Ltd.	607	23,133	(a)
Application Software – 0.3%
SAP SE	6,651	654,307
Asset Management & Custody Banks – 0.1%
Brookfield Asset Management Inc., Class A	5,362	194,795
Auto Parts & Equipment – 0.3%
Delphi Automotive PLC	940	75,661
Valeo S.A.	7,640	510,138
		585,799
Automobile Manufacturers – 0.2%
Fuji Heavy Industries Ltd.	12,800	469,016
Biotechnology – 0.4%
Shire PLC	13,423	782,339
Brewers – 0.2%
Anheuser-Busch InBev S.A.	3,574	393,342
Building Products – 0.9%
Allegion PLC	354	26,798
Assa Abloy AB, Class B	29,920	617,615
Daikin Industries Ltd.	6,600	662,488
Geberit AG	1,038	447,783
		1,754,684
Cable & Satellite – 0.3%
Naspers Ltd., Class N	3,971	685,587
Communications Equipment – 0.2%
Telefonaktiebolaget LM Ericsson, Class B	66,647	446,388
Construction Machinery & Heavy Trucks – 0.5%
KION Group AG	5,445	356,585
Komatsu Ltd.	27,300	710,858
		1,067,443
Construction Materials – 0.3%
HeidelbergCement AG	6,197	581,673
Consumer Electronics – 0.0% *
Garmin Ltd.	425	21,722
Diversified Banks – 2.2%
Banco Bilbao Vizcaya Argentaria S.A.	77,495	602,572
Barclays PLC	201,263	566,508
BNP Paribas S.A.	15,699	1,048,253
ICICI Bank Ltd.	110,127	468,678
ING Groep N.V.	37,981	575,622
Intesa Sanpaolo S.p.A.	172,680	470,220
Mitsubishi UFJ Financial Group Inc.	124,100	779,258
		4,511,111
Diversified Metals & Mining – 0.3%
BHP Billiton PLC	43,996	678,883
Diversified Real Estate Activities – 0.5%
Mitsubishi Estate Company Ltd.	25,918	472,167
Mitsui Fudosan Company Ltd.	26,306	560,445
		1,032,612
Diversified Support Services – 0.1%
KEPCO Plant Service & Engineering Company Ltd.	1,793	100,048	(c)
Electric Utilities – 0.3%
Iberdrola S.A.	27,796	199,335
Power Grid Corporation of India Ltd.	165,252	501,978
		701,313
Electrical Components & Equipment – 0.6%
Nidec Corp.	7,500	713,116
Schneider Electric SE	7,322	537,458
		1,250,574
Electronic Components – 0.2%
Murata Manufacturing Company Ltd.	3,100	440,532
Electronic Equipment & Instruments – 0.6%
Hexagon AB, Class B	11,710	472,162
Keyence Corp.	1,900	760,136
		1,232,298
Electronic Manufacturing Services – 0.1%
TE Connectivity Ltd.	1,242	92,591
Healthcare Equipment – 0.5%
Medtronic PLC	4,891	394,019
Smith & Nephew PLC	38,220	581,153
		975,172
Healthcare Services – 0.3%
Fresenius SE & Company KGaA	6,435	518,463
Home Building – 0.3%
Sekisui House Ltd.	33,600	552,110
Household Products – 0.1%
Svenska Cellulosa AB SCA, Class B	8,462	273,906
Industrial Gases – 0.1%
Linde AG	1,240	207,026
Industrial Machinery – 0.5%
FANUC Corp.	4,600	942,044
Pentair PLC	618	38,798
		980,842
Insurance Brokers – 0.1%
Aon PLC	922	109,432
Willis Towers Watson PLC	475	62,173
		171,605
Integrated Oil & Gas – 0.6%
Cenovus Energy Inc.	28,631	323,096
Galp Energia SGPS S.A.	17,234	262,204
Statoil ASA	36,747	627,645
		1,212,945
Internet & Direct Marketing Retail – 0.2%
Zalando SE	9,403	381,411	(a)
Internet Software & Services – 0.2%
NetEase Inc. ADR	1,446	410,664
IT Consulting & Other Services – 0.1%
Accenture PLC, Class A	2,221	266,253
Leisure Products – 0.2%
Shimano Inc.	3,200	466,661
Life & Health Insurance – 0.6%
AIA Group Ltd.	115,387	727,525
Prudential PLC	19,378	408,539
		1,136,064
Movies & Entertainment – 0.3%
Vivendi S.A.	33,991	662,571
Multi-Line Insurance – 0.3%
AXA S.A.	22,447	582,318
Oil & Gas Drilling – 0.0% *
Transocean Ltd.	1,438	17,903	(a)
Oil & Gas Equipment & Services – 0.2%
TechnipFMC PLC	8,398	274,762	(a)
TechnipFMC PLC	1,736	56,420	(a)
		331,182

	Number of Shares	Fair Value
Oil & Gas Exploration & Production – 0.2%
Seven Generations Energy Ltd., Class A	20,739	$377,879	(a)
Packaged Foods & Meats – 0.8%
Kerry Group PLC, Class A	5,536	436,379
Nestle S.A.	15,019	1,153,115
		1,589,494
Personal Products – 0.3%
Kao Corp.	12,200	668,301	(c)
Pharmaceuticals – 1.1%
Bayer AG	5,243	605,906
Perrigo Company PLC	530	35,187
Roche Holding AG	3,656	934,317
Sanofi	6,911	625,482
		2,200,892
Property & Casualty Insurance – 0.4%
Chubb Ltd.	1,659	226,039
Suncorp Group Ltd.	28,851	290,738
Tokio Marine Holdings Inc.	7,100	299,216
XL Group Ltd.	994	39,621
		855,614
Railroads – 0.0% *
East Japan Railway Co.	1,000	86,996
Security & Alarm Services – 0.3%
Secom Company Ltd.	8,000	572,126
Semiconductor Equipment – 0.5%
ASML Holding N.V.	6,899	917,926
Semiconductors – 0.8%
Broadcom Ltd.	1,428	312,675
NXP Semiconductors N.V.	5,519	571,216	(a)
Taiwan Semiconductor Manufacturing Company Ltd.	107,484	669,506
		1,553,397
Specialty Chemicals – 0.5%
Givaudan S.A.	273	492,024
Johnson Matthey PLC	10,862	418,338
Wacker Chemie AG	1,776	183,399
		1,093,761
Technology Hardware, Storage & Peripherals – 0.3%
Samsung Electronics Company Ltd.	278	512,099
Seagate Technology PLC	1,088	49,972
		562,071
Wireless Telecommunication Services – 0.7%
SoftBank Group Corp.	11,300	797,277
Vodafone Group PLC	269,404	701,040
		1,498,317
Total Foreign Equity (Cost $36,601,500)		39,884,896

		Principal Amount	Fair Value
Bonds and Notes – 31.7%
U.S. Treasuries – 7.4%
U.S. Treasury Bond
3.00%	02/15/47	$1,105,100	1,100,567	(c)
U.S. Treasury Notes
0.75%	09/30/18	1,387,600	1,378,603	(c)
0.88%	10/15/18 - 06/15/19	5,033,300	4,990,988	(c)
1.25%	12/31/18	37,000	37,015
1.75%	02/28/22	2,425,800	2,404,101
2.13%	02/29/24	4,811,400	4,784,336
2.25%	02/15/27	350,000	345,488
			15,041,098
Agency Mortgage Backed – 8.9%
Federal Home Loan Mortgage Corp.
3.50%	12/01/46	2,581,333	2,642,080	(c)
4.50%	06/01/33 - 02/01/35	2,755	2,963	(c)
5.00%	07/01/35 - 06/01/41	183,526	203,564	(c)
5.50%	05/01/20 - 04/01/39	48,454	55,270	(c)
6.00%	04/01/17 - 11/01/37	120,150	138,063	(c)
6.50%	11/01/28 - 07/01/29	6,281	7,022	(c)
7.00%	06/01/29 - 08/01/36	20,903	23,127	(c)
7.50%	09/01/33	1,191	1,252	(c)
8.00%	07/01/26 - 11/01/30	2,203	2,487	(c)
8.50%	04/01/30	6,726	8,032	(c)
Federal National Mortgage Assoc.
3.00%	02/01/43 - 10/01/46	2,466,581	2,459,477	(c)
3.50%	11/01/42 - 08/01/45	1,131,720	1,162,834	(c)
4.00%	05/01/19 - 03/01/44	1,081,596	1,140,896	(c)
4.50%	05/01/18 - 01/01/41	1,072,540	1,153,086	(c)
5.00%	07/01/20 - 06/01/41	315,974	350,751	(c)
5.50%	06/01/20 - 01/01/39	196,718	218,176	(c)
6.00%	02/01/20 - 05/01/41	538,816	613,552	(c)
6.50%	08/01/17 - 08/01/36	22,053	24,388	(c)
7.00%	08/01/17 - 12/01/33	941	987	(c)
7.50%	12/01/26 - 12/01/33	5,700	6,315	(c)
8.00%	06/01/24 - 01/01/33	8,479	8,789	(c)
9.00%	12/01/17 - 12/01/22	1,041	1,118	(c)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
2.72%	04/01/37	511	523	(c,d)
Federal National Mortgage Assoc. TBA
2.50%	04/01/32	1,165,168	1,165,532	(e)
3.00%	TBA	574,934	588,060	(e)
4.00%	04/01/47	1,370,148	1,437,157	(e)
Government National Mortgage Assoc.
3.50%	05/20/43	396,311	412,646	(c)
4.00%	01/20/41 - 04/20/43	453,163	481,982	(c)
4.50%	08/15/33 - 03/20/41	208,161	224,626	(c)
5.00%	08/15/33	9,911	10,940	(c)
6.00%	07/15/33 - 04/15/34	9,459	10,972	(c)
6.50%	04/15/28 - 07/15/36	13,503	15,310	(c)
7.00%	04/15/28 - 10/15/36	7,014	7,742	(c)
7.50%	07/15/23 - 04/15/28	8,239	8,405	(c)
8.00%	05/15/30	235	245	(c)
8.50%	10/15/17	36	36	(c)
9.00%	11/15/17 - 12/15/21	355	389	(c)
3.00%	TBA	1,596,201	1,610,168	(e)
3.50%	TBA	1,353,309	1,403,054	(e)
5.00%	TBA	400,000	437,039	(e)
5.50%	TBA	50,000	55,656	(e)
			18,094,711
Agency Collateralized Mortgage Obligations – 0.4%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	8	8	(f,g)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	177,170	375	(d,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	122,121	9,807	(h)
5.50%	06/15/33	7,871	1,575	(h)
7.50%	07/15/27	7,261	1,173	(h)
8.00%	04/15/20	6	6
Federal Home Loan Mortgage Corp. REMIC 6.00% - 1 month USD LIBOR
5.09%	08/15/43	400,505	81,472	(d,h)
Federal Home Loan Mortgage Corp. REMIC 6.10% - 1 month USD LIBOR
5.19%	06/15/41 - 08/15/46	951,421	142,574	(d,h)
Federal Home Loan Mortgage Corp. REMIC 6.20% - 1 month USD LIBOR
5.29%	10/15/42	299,752	56,776	(d,h)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
5.69%	08/15/25	55,785	5,101	(d,h)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	306	284	(f,g)
8.00%	02/01/23 - 07/01/24	1,197	207	(h)
Federal Home Loan Mortgage Corp. STRIPS 5.95% - 1 month USD LIBOR
5.04%	08/15/43 - 03/15/44	690,766	137,460	(d,h)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	328	248	(f,g)
1.22%	12/25/42	40,367	1,914	(d,h)
5.00%	09/25/40	54,853	6,005	(h)
8.00%	05/25/22	1	21	(h)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.02%	07/25/38 - 08/25/42	1,175,976	224,121	(d,h)
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR
5.62%	10/25/43	279,787	64,206	(d,h)
Federal National Mortgage Assoc. REMIC 7.50% - 1 month USD LIBOR
6.52%	05/25/18	9,175	222	(d,h)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	20,449	3,793	(h)
5.00%	03/25/38 - 05/25/38	11,476	2,254	(h)

		Principal Amount	Fair Value
5.50%	12/25/33	$3,836	$769	(h)
6.00%	01/25/35	10,151	2,043	(h)
7.50%	11/25/23	10,614	1,748	(h)
8.00%	08/25/23 - 07/25/24	2,410	476	(h)
8.50%	04/25/17 - 07/25/22	11	1	(h,**)
8.50%	07/25/22	219	27	(h)
9.00%	05/25/22	263	31	(h)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	55,079	3,781	(h)
5.00%	10/20/37 - 09/20/38	20,981	736	(h)
Government National Mortgage Assoc. 6.80% - 1 month USD LIBOR
5.87%	01/16/40	80,147	15,030	(d,h)
			764,244
Corporate Notes – 12.7%
21st Century Fox America Inc.
3.38%	11/15/26	27,000	26,442	(i)
4.75%	11/15/46	12,000	12,025	(i)
4.95%	10/15/45	9,000	9,312
6.65%	11/15/37	54,000	67,545
ABB Finance USA Inc.
1.63%	05/08/17	74,000	74,028
Abbott Laboratories
2.90%	11/30/21	98,000	98,418
3.75%	11/30/26	68,000	67,907
4.90%	11/30/46	30,000	31,105
AbbVie Inc.
2.00%	11/06/18	55,000	55,160
3.20%	05/14/26	68,000	65,360
4.45%	05/14/46	23,000	22,000
4.70%	05/14/45	20,000	19,941
ACCO Brands Corp.
5.25%	12/15/24	38,000	38,190	(i)
Actavis Funding SCS
1.30%	06/15/17	108,000	107,989
3.00%	03/12/20	45,000	45,739
3.45%	03/15/22	49,000	49,930
3.80%	03/15/25	6,000	6,043
4.75%	03/15/45	10,000	10,066
Aetna Inc.
3.50%	11/15/24	57,000	58,202
Aflac Inc.
4.00%	10/15/46	23,000	21,730
Agrium Inc.
4.90%	06/01/43	22,000	22,852
Alexandria Real Estate Equities Inc.
3.95%	01/15/28	38,000	37,890
Altria Group Inc.
2.63%	09/16/26	30,000	28,363
2.95%	05/02/23	39,000	38,783
3.88%	09/16/46	30,000	27,753
4.50%	05/02/43	17,000	17,237
American Axle & Manufacturing Inc.
6.25%	04/01/25	37,000	37,046	(i)
6.50%	04/01/27	19,000	18,941	(i)
6.63%	10/15/22	20,000	20,600
American Campus Communities Operating Partnership LP
3.35%	10/01/20	36,000	36,576
4.13%	07/01/24	28,000	28,818
American Electric Power Company Inc.
2.95%	12/15/22	75,000	75,372
American Express Co.
3.63%	12/05/24	44,000	44,244
American International Group Inc.
3.75%	07/10/25	54,000	53,694
4.50%	07/16/44	10,000	9,532
4.80%	07/10/45	29,000	28,797
American Tower Corp. (REIT)
3.38%	10/15/26	48,000	45,760
3.40%	02/15/19	140,000	143,119
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	19,000	19,095
5.88%	08/20/26	28,000	27,860
Amgen Inc.
2.20%	05/22/19	71,000	71,463
2.60%	08/19/26	20,000	18,537
4.40%	05/01/45	40,000	38,814
4.56%	06/15/48	35,000	34,750
Amkor Technology Inc.
6.63%	06/01/21	98,000	99,960
Anadarko Petroleum Corp.
4.85%	03/15/21	5,000	5,348
6.20%	03/15/40	30,000	33,869
6.60%	03/15/46	5,000	6,034
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	36,000	36,267
3.65%	02/01/26	140,000	141,554
4.70%	02/01/36	27,000	28,584
4.90%	02/01/46	79,000	85,299
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	110,000	108,703
Anthem Inc.
3.30%	01/15/23	48,000	48,406
Apache Corp.
5.10%	09/01/40	30,000	30,860
Apple Inc.
2.50%	02/09/22	99,000	99,428
3.25%	02/23/26	22,000	22,222
3.35%	02/09/27	43,000	43,401
3.45%	02/09/45	36,000	32,249
3.85%	08/04/46	40,000	38,077
4.25%	02/09/47	20,000	20,235
4.65%	02/23/46	12,000	12,868
Applied Materials Inc.
3.30%	04/01/27	49,000	49,058
4.35%	04/01/47	18,000	18,207
Aramark Services Inc.
5.13%	01/15/24	47,000	49,291
Archer-Daniels-Midland Co.
2.50%	08/11/26	78,000	74,076
Ascension Health
4.85%	11/15/53	15,000	16,524
AstraZeneca PLC
2.38%	11/16/20	20,000	20,030
3.38%	11/16/25	33,000	33,223
4.38%	11/16/45	10,000	10,186
AT&T Inc.
2.45%	06/30/20	91,000	90,982
3.00%	06/30/22	79,000	78,538
3.40%	05/15/25	74,000	71,604
4.25%	03/01/27	69,000	70,004
4.45%	04/01/24	70,000	73,175
4.50%	05/15/35	45,000	42,351
4.75%	05/15/46	10,000	9,360
4.80%	06/15/44	37,000	34,661
5.25%	03/01/37	40,000	40,739
5.45%	03/01/47	49,000	49,890
Bank of America Corp.
1.70%	08/25/17	232,000	232,417
3.25%	10/21/27	127,000	120,879
3.95%	04/21/25	54,000	53,761
4.10%	07/24/23	78,000	81,691
4.25%	10/22/26	48,000	48,735
Bank of America Corp. 1.16% + 3 month USD LIBOR
3.12%	01/20/23	69,000	69,265	(d)
Bank of America Corp. 1.58% + 3 month USD LIBOR
3.82%	01/20/28	103,000	103,209	(d)
Bank of America Corp. 1.99% + 3 month USD LIBOR
4.44%	01/20/48	48,000	48,055	(d)
Barrick Gold Corp.
4.10%	05/01/23	15,000	16,081
Barrick North America Finance LLC
5.70%	05/30/41	10,000	11,311
Baxalta Inc.
2.88%	06/23/20	48,000	48,669
Berkshire Hathaway Inc.
4.50%	02/11/43	14,000	14,994
Berry Plastics Corp.
5.13%	07/15/23	60,000	61,500
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	17,000	19,081
Biogen Inc.
2.90%	09/15/20	20,000	20,355

		Principal Amount	Fair Value
BMW US Capital LLC
2.00%	04/11/21	$30,000	$29,404	(i)
2.80%	04/11/26	40,000	38,398	(i)
Boardwalk Pipelines LP
4.45%	07/15/27	38,000	38,388
BP Capital Markets PLC
1.38%	05/10/18	55,000	54,850
3.22%	11/28/23	50,000	50,249
Brixmor Operating Partnership LP
3.90%	03/15/27	100,000	98,102
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%	01/15/22	68,000	67,795	(i)
3.63%	01/15/24	50,000	50,358	(i)
3.88%	01/15/27	98,000	98,618	(i)
Buckeye Partners LP
3.95%	12/01/26	30,000	29,379
5.60%	10/15/44	14,000	14,352
Burlington Northern Santa Fe LLC
3.65%	09/01/25	48,000	49,995
CalAtlantic Group Inc.
5.25%	06/01/26	56,000	55,790
Calpine Corp.
5.75%	01/15/25	57,000	56,566
5.88%	01/15/24	129,000	135,934	(i)
Capital One Financial Corp.
4.20%	10/29/25	92,000	92,358
Caterpillar Inc.
4.30%	05/15/44	30,000	30,546
Catholic Health Initiatives
2.60%	08/01/18	30,000	30,179
4.35%	11/01/42	24,000	20,456
CBL & Associates LP
5.95%	12/15/26	10,000	9,647
CBS Corp.
2.90%	01/15/27	48,000	44,701
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	56,000	59,080	(i)
Celgene Corp.
3.88%	08/15/25	25,000	25,550
5.00%	08/15/45	22,000	23,021
CenturyLink Inc.
5.80%	03/15/22	77,000	79,354
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	96,000	97,440	(i)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	69,000	71,009
4.91%	07/23/25	99,000	104,537
6.38%	10/23/35	9,000	10,233
6.48%	10/23/45	19,000	21,921
Chevron Corp.
3.19%	06/24/23	45,000	46,072
Chubb INA Holdings Inc.
4.35%	11/03/45	20,000	21,055
Cigna Corp.
3.25%	04/15/25	92,000	90,930
Cinemark USA Inc.
4.88%	06/01/23	42,000	42,441
Cisco Systems Inc.
2.50%	09/20/26	48,000	45,569
Citigroup Inc.
1.75%	05/01/18	183,000	182,940
2.05%	12/07/18	85,000	85,149
4.45%	09/29/27	30,000	30,442
4.75%	05/18/46	49,000	48,340
Citigroup Inc. 1.56% + 3 month USD LIBOR
3.89%	01/10/28	50,000	50,217	(d)
CMS Energy Corp.
4.88%	03/01/44	47,000	50,030
CNA Financial Corp.
5.88%	08/15/20	58,000	64,331
CNH Industrial N.V.
4.50%	08/15/23	56,000	56,770
Columbia Pipeline Group Inc.
3.30%	06/01/20	30,000	30,568
Comcast Corp.
2.35%	01/15/27	49,000	44,877
3.38%	08/15/25	74,000	74,658
4.20%	08/15/34	46,000	46,746
4.60%	08/15/45	45,000	46,382
ConocoPhillips Co.
3.35%	11/15/24	44,000	44,351
5.95%	03/15/46	10,000	12,405
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	40,000	38,908
Corporation Andina de Fomento
4.38%	06/15/22	121,000	128,939	(c)
CSX Corp.
4.50%	08/01/54	29,000	28,194
CVS Health Corp.
3.88%	07/20/25	34,000	35,029
5.13%	07/20/45	44,000	48,465
Daimler Finance North America LLC
2.38%	08/01/18	150,000	151,072	(i)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	56,000	58,380	(i)
Danaher Corp.
4.38%	09/15/45	26,000	27,372
Danone S.A.
2.08%	11/02/21	200,000	194,612	(i)
2.59%	11/02/23	200,000	193,506	(i)
Delphi Automotive PLC
4.40%	10/01/46	25,000	23,813
Deutsche Telekom International Finance BV
1.95%	09/19/21	150,000	144,884	(i)
2.49%	09/19/23	150,000	143,370	(i)
Devon Energy Corp.
5.00%	06/15/45	31,000	31,095
5.85%	12/15/25	28,000	32,113
Dexia Credit Local S.A.
2.25%	01/30/19	250,000	250,948	(c,i)
Diageo Investment Corp.
2.88%	05/11/22	43,000	43,773
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	73,000	74,837	(i)
4.42%	06/15/21	48,000	50,191	(i)
6.02%	06/15/26	25,000	27,306	(i)
8.35%	07/15/46	15,000	19,462	(i)
Dollar General Corp.
1.88%	04/15/18	95,000	95,085
Dominion Resources Inc.
3.63%	12/01/24	35,000	35,170
DTE Energy Co.
2.85%	10/01/26	60,000	56,134
Duke Energy Corp.
3.75%	09/01/46	20,000	18,023
Duke Energy Progress LLC
4.15%	12/01/44	30,000	30,455
Eastman Chemical Co.
3.60%	08/15/22	21,000	21,650
Ecopetrol S.A.
5.88%	05/28/45	50,000	45,673	(c)
Electricite de France S.A.
2.15%	01/22/19	100,000	100,108	(c,i)
Eli Lilly & Co.
3.70%	03/01/45	10,000	9,573
Embraer Netherlands Finance BV
5.40%	02/01/27	50,000	51,574
Emera US Finance LP
3.55%	06/15/26	35,000	34,402
4.75%	06/15/46	10,000	10,088
Enable Midstream Partners LP
4.40%	03/15/27	88,000	87,334
Enbridge Energy Partners LP
5.50%	09/15/40	12,000	11,953
Encana Corp.
3.90%	11/15/21	48,000	49,033
Energy Transfer Equity LP
5.88%	01/15/24	157,000	166,812
Energy Transfer Partners LP
4.20%	04/15/27	45,000	44,455
5.30%	04/15/47	23,000	22,078
6.50%	02/01/42	36,000	38,855

		Principal Amount	Fair Value
Entergy Louisiana LLC
3.05%	06/01/31	$30,000	$28,421
Enterprise Products Operating LLC
3.95%	02/15/27	94,000	95,838
EOG Resources Inc.
4.15%	01/15/26	48,000	50,140
ERP Operating LP
4.50%	07/01/44	19,000	19,374
Exelon Corp.
3.50%	06/01/22	63,000	63,574
4.45%	04/15/46	44,000	43,581
Express Scripts Holding Co.
3.40%	03/01/27	35,000	32,961
4.80%	07/15/46	15,000	14,365
Exxon Mobil Corp.
2.22%	03/01/21	31,000	31,057
3.04%	03/01/26	15,000	14,997
Fibria Overseas Finance Ltd.
5.50%	01/17/27	20,000	20,043
Five Corners Funding Trust
4.42%	11/15/23	200,000	212,592	(i)
Florida Power & Light Co.
4.13%	02/01/42	27,000	27,905
Ford Motor Co.
4.35%	12/08/26	129,000	131,341
Frontier Communications Corp.
7.13%	03/15/19	91,000	96,005
11.00%	09/15/25	70,000	67,856
General Dynamics Corp.
2.13%	08/15/26	20,000	18,499
General Motors Co.
5.20%	04/01/45	9,000	8,846
General Motors Financial Company Inc.
3.15%	01/15/20	64,000	65,089
5.25%	03/01/26	79,000	84,870
Georgia-Pacific LLC
3.60%	03/01/25	12,000	12,255	(i)
Gilead Sciences Inc.
1.95%	03/01/22	30,000	29,040
3.65%	03/01/26	48,000	48,372
4.15%	03/01/47	20,000	18,584
4.80%	04/01/44	26,000	26,742
Glencore Finance Canada Ltd.
5.55%	10/25/42	13,000	13,545	(i)
Glencore Funding LLC
4.00%	03/27/27	90,000	88,782	(i)
Great Plains Energy Inc.
3.15%	04/01/22	90,000	90,894
3.90%	04/01/27	65,000	65,534
4.85%	04/01/47	43,000	44,069
Halliburton Co.
3.80%	11/15/25	45,000	45,716
5.00%	11/15/45	28,000	29,409
HCA Inc.
4.75%	05/01/23	122,000	127,185
6.50%	02/15/20	98,000	107,249
Hess Corp.
4.30%	04/01/27	25,000	24,615
5.60%	02/15/41	20,000	20,026
5.80%	04/01/47	15,000	15,591
Hewlett Packard Enterprise Co.
6.35%	10/15/45	15,000	15,478
Honeywell International Inc.
1.40%	10/30/19	48,000	47,631
2.50%	11/01/26	57,000	53,926
HSBC Holdings PLC
2.65%	01/05/22	200,000	197,266
2.95%	05/25/21	200,000	200,963
HSBC USA Inc.
2.35%	03/05/20	101,000	101,350
Hyundai Capital America
2.13%	10/02/17	35,000	35,054	(i)
Illinois Tool Works Inc.
3.50%	03/01/24	47,000	48,786
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	63,000	63,931
Ingles Markets Inc.
5.75%	06/15/23	92,000	92,690
Intel Corp.
2.45%	07/29/20	45,000	45,718
2.60%	05/19/26	82,000	78,652
International Paper Co.
4.40%	08/15/47	45,000	42,467
Interstate Power & Light Co.
3.40%	08/15/25	150,000	150,237
JB Poindexter & Company Inc.
9.00%	04/01/22	23,000	24,093	(i)
JBS USA LUX S.A./JBS USA Finance Inc.
5.75%	06/15/25	59,000	59,590	(i)
Jefferies Group LLC
5.13%	01/20/23	83,000	89,180
6.50%	01/20/43	26,000	28,196
Johnson & Johnson
3.63%	03/03/37	35,000	34,767
JPMorgan Chase & Co.
2.30%	08/15/21	42,000	41,560
2.55%	10/29/20	92,000	92,397
3.30%	04/01/26	79,000	77,444
3.63%	12/01/27	30,000	29,185
JPMorgan Chase & Co. 1.34% + 3 month USD LIBOR
3.78%	02/01/28	33,000	33,305	(d)
JPMorgan Chase & Co. 3.32% + 3 month USD LIBOR
5.00%	12/29/49	36,000	36,405	(d)
JPMorgan Chase & Co. 3.33% + 3 month USD LIBOR
6.10%	10/29/49	110,000	116,243	(d)
KB Home
7.00%	12/15/21	97,000	107,155
Kinder Morgan Energy Partners LP
3.50%	09/01/23	22,000	21,650
6.38%	03/01/41	20,000	21,726
Kinder Morgan Inc.
3.05%	12/01/19	19,000	19,318
5.05%	02/15/46	20,000	19,409
5.55%	06/01/45	28,000	28,706
Kraft Heinz Foods Co.
3.00%	06/01/26	12,000	11,276
4.38%	06/01/46	38,000	35,510
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	55,000	54,206	(c)
4.50%	07/16/18	102,000	106,071	(c)
L Brands Inc.
5.63%	02/15/22	102,000	106,973
Lee Enterprises Inc.
9.50%	03/15/22	78,000	81,865	(i)
Lennar Corp.
4.50%	11/15/19	81,000	83,329
4.75%	05/30/25	39,000	39,098
Levi Strauss & Co.
5.00%	05/01/25	59,000	60,487
Lincoln National Corp.
3.63%	12/12/26	74,000	73,687
Lockheed Martin Corp.
3.55%	01/15/26	40,000	40,603
3.80%	03/01/45	20,000	18,716
4.70%	05/15/46	21,000	22,739
Lowe’s Companies Inc.
3.70%	04/15/46	29,000	26,915
LYB International Finance BV
4.88%	03/15/44	15,000	15,580
LYB International Finance II BV
3.50%	03/02/27	45,000	44,156
Macy’s Retail Holdings Inc.
4.30%	02/15/43	20,000	15,846
Marathon Oil Corp.
3.85%	06/01/25	25,000	24,576
5.90%	03/15/18	25,000	25,880
6.00%	10/01/17	103,000	105,250
Marathon Petroleum Corp.
3.63%	09/15/24	45,000	44,300
Marsh & McLennan Companies Inc.
3.50%	03/10/25	47,000	47,642

		Principal Amount	Fair Value
Masco Corp.
4.38%	04/01/26	$10,000	$10,392
McDonald’s Corp.
3.70%	01/30/26	58,000	59,316
4.88%	12/09/45	20,000	21,266
Medtronic Inc.
3.50%	03/15/25	34,000	34,769
4.63%	03/15/45	43,000	46,186
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	30,000	29,560
Merck & Company Inc.
2.75%	02/10/25	93,000	91,800
MetLife Inc.
4.72%	12/15/44	28,000	29,670
MGM Resorts International
4.63%	09/01/26	37,000	35,890
5.25%	03/31/20	59,000	62,098
6.63%	12/15/21	98,000	108,535
Microsoft Corp.
1.55%	08/08/21	47,000	45,822
2.40%	08/08/26	90,000	85,096
3.45%	08/08/36	30,000	28,431
3.70%	08/08/46	30,000	28,102
4.00%	02/12/55	45,000	42,479
4.10%	02/06/37	25,000	25,706
4.25%	02/06/47	48,000	49,187
Mizuho Financial Group Inc.
2.63%	04/12/21	200,000	198,457	(i)
Molson Coors Brewing Co.
2.10%	07/15/21	69,000	67,442
3.00%	07/15/26	66,000	62,755
4.20%	07/15/46	21,000	19,659
Monsanto Co.
4.70%	07/15/64	12,000	11,223
Morgan Stanley
2.45%	02/01/19	44,000	44,405
2.63%	11/17/21	78,000	77,382
2.65%	01/27/20	44,000	44,415
3.63%	01/20/27	45,000	44,652
3.70%	10/23/24	23,000	23,331
3.95%	04/23/27	93,000	92,084
4.00%	07/23/25	45,000	46,420
4.10%	05/22/23	106,000	109,461
4.38%	01/22/47	43,000	42,721
Morgan Stanley 1.40% + 3 month USD LIBOR
2.44%	10/24/23	100,000	102,122	(d)
MPLX LP
4.13%	03/01/27	48,000	47,725
5.20%	03/01/47	15,000	15,090
Mylan N.V.
3.15%	06/15/21	24,000	24,100
3.95%	06/15/26	25,000	24,468
National Retail Properties Inc.
4.00%	11/15/25	45,000	45,885
NCL Corporation Ltd.
4.63%	11/15/20	49,000	50,041	(i)
4.75%	12/15/21	26,000	26,390	(i)
Newell Brands Inc.
3.85%	04/01/23	47,000	48,647
4.20%	04/01/26	39,000	40,585
5.50%	04/01/46	30,000	34,087
Newmont Mining Corp.
4.88%	03/15/42	37,000	37,179
Nexen Energy ULC
6.40%	05/15/37	12,000	14,876	(c)
Noble Energy Inc.
3.90%	11/15/24	54,000	54,705
Northern States Power Co.
2.20%	08/15/20	94,000	94,284
Northrop Grumman Corp.
3.85%	04/15/45	11,000	10,352
Novartis Capital Corp.
3.00%	11/20/25	8,000	7,993
4.00%	11/20/45	12,000	12,052
NRG Energy Inc.
6.25%	07/15/22	59,000	60,328
Nucor Corp.
4.13%	09/15/22	20,000	21,451
Occidental Petroleum Corp.
4.10%	02/15/47	25,000	24,120
Omnicom Group Inc.
3.63%	05/01/22	31,000	32,065
Oracle Corp.
1.90%	09/15/21	48,000	47,178
2.40%	09/15/23	34,000	33,039
2.65%	07/15/26	68,000	64,743
4.00%	07/15/46	30,000	28,612
Pacific Gas & Electric Co.
3.40%	08/15/24	140,000	142,530
PacifiCorp
6.25%	10/15/37	57,000	73,793
Parker-Hannifin Corp.
3.25%	03/01/27	98,000	97,602	(i)
PepsiCo Inc.
3.45%	10/06/46	19,000	17,185
4.25%	10/22/44	28,000	28,830
Perrigo Company PLC
2.30%	11/08/18	200,000	200,974
Petroleos Mexicanos
4.50%	01/23/26	91,000	87,224	(c)
5.38%	03/13/22	50,000	52,548	(c,i)
5.63%	01/23/46	19,000	16,920	(c)
6.38%	02/04/21 - 01/23/45	60,000	62,344	(c)
6.50%	03/13/27	50,000	53,788	(c,i)
6.75%	09/21/47	40,000	40,604	(c)
PetSmart Inc.
7.13%	03/15/23	93,000	88,350	(i)
Pfizer Inc.
3.00%	12/15/26	69,000	68,312
4.13%	12/15/46	25,000	25,014
4.40%	05/15/44	14,000	14,614
Philip Morris International Inc.
4.13%	03/04/43	39,000	37,560
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	40,000	36,190
Potash Corporation of Saskatchewan Inc.
4.00%	12/15/26	51,000	52,206
PPL Capital Funding Inc.
3.10%	05/15/26	100,000	96,034
Precision Castparts Corp.
4.38%	06/15/45	28,000	29,364
Prologis LP
3.75%	11/01/25	45,000	45,981
Prudential Financial Inc. 3.03% + 3 month USD LIBOR
5.38%	05/15/45	45,000	47,093	(d)
Public Service Electric & Gas Co.
2.38%	05/15/23	72,000	70,816
PulteGroup Inc.
4.25%	03/01/21	20,000	20,550
5.50%	03/01/26	60,000	62,100
QUALCOMM Inc.
4.80%	05/20/45	14,000	14,599
Realty Income Corp.
3.00%	01/15/27	68,000	63,774
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	41,000	42,065
Reynolds American Inc.
4.45%	06/12/25	77,000	81,044
5.85%	08/15/45	13,000	15,278
Rio Tinto Finance USA PLC
4.13%	08/21/42	23,000	22,858
Rockwell Collins Inc.
2.80%	03/15/22	90,000	90,209	(e)
3.20%	03/15/24	90,000	89,804	(e)
3.50%	03/15/27	60,000	60,019	(e)
4.35%	04/15/47	23,000	22,991	(e)
Rogers Communications Inc.
5.00%	03/15/44	17,000	18,263
RPM International Inc.
3.75%	03/15/27	68,000	67,958
Ryder System Inc.
2.45%	09/03/19	116,000	116,597

		Principal Amount	Fair Value
Sabine Pass Liquefaction LLC
4.20%	03/15/28	$99,000	$97,498	(i)
Santander Holdings USA Inc.
3.70%	03/28/22	81,000	81,111	(i)
Schlumberger Holdings Corp.
3.00%	12/21/20	38,000	38,851	(i)
4.00%	12/21/25	20,000	20,842	(i)
Shell International Finance BV
2.88%	05/10/26	50,000	48,612
3.40%	08/12/23	63,000	64,888
3.75%	09/12/46	18,000	16,548
4.13%	05/11/35	27,000	27,235
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	98,000	95,970
2.88%	09/23/23	55,000	53,356
3.20%	09/23/26	48,000	45,833
Sinclair Television Group Inc.
5.38%	04/01/21	103,000	105,318
Smithfield Foods Inc.
2.70%	01/31/20	20,000	19,986	(i)
4.25%	02/01/27	50,000	50,588	(i)
Southern California Edison Co.
2.40%	02/01/22	35,000	34,860
Southern Copper Corp.
5.88%	04/23/45	20,000	20,836
Spectra Energy Partners LP
3.38%	10/15/26	25,000	23,795
4.50%	03/15/45	10,000	9,340
Sprint Corp.
7.63%	02/15/25	114,000	124,545
Standard Industries Inc.
5.38%	11/15/24	118,000	119,548	(i)
Statoil ASA
3.95%	05/15/43	23,000	22,238	(c)
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	39,000	39,390
6.25%	04/15/21	19,000	19,428
SUPERVALU Inc.
6.75%	06/01/21	97,000	96,515
T-Mobile USA Inc.
6.63%	04/01/23	62,000	66,165
Tampa Electric Co.
4.35%	05/15/44	47,000	46,578
Target Corp.
2.50%	04/15/26	48,000	44,854
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	20,000	21,637	(i)
TEGNA Inc.
5.50%	09/15/24	25,000	25,594	(i)
Telefonica Emisiones SAU
4.10%	03/08/27	150,000	150,972
Tenet Healthcare Corp.
4.75%	06/01/20	36,000	36,781
6.00%	10/01/20	96,000	101,520
Tesoro Corp.
4.75%	12/15/23	76,000	78,439	(i)
5.13%	12/15/26	28,000	29,372	(i)
Teva Pharmaceutical Finance Netherlands III BV
3.15%	10/01/26	30,000	27,642
4.10%	10/01/46	12,000	10,334
The Allstate Corp.
3.28%	12/15/26	34,000	34,133
4.20%	12/15/46	20,000	20,214
The Allstate Corp. 2.94% + 3 month USD LIBOR
5.75%	08/15/53	51,000	54,728	(d)
The Bank of New York Mellon Corp. 1.07% + 3 month USD LIBOR
3.44%	02/07/28	49,000	49,367	(d)
The Bank of New York Mellon Corp. 3.13% + 3 month USD LIBOR
4.63%	12/29/49	100,000	96,000	(d)
The Dow Chemical Co.
4.25%	10/01/34	43,000	42,837
The Estee Lauder Companies Inc.
3.15%	03/15/27	68,000	67,738
The Goldman Sachs Group Inc.
2.35%	11/15/21	77,000	75,461
2.38%	01/22/18	90,000	90,494
2.63%	01/31/19 - 04/25/21	112,000	112,398
2.90%	07/19/18	60,000	60,745
3.85%	01/26/27	69,000	69,315
4.25%	10/21/25	30,000	30,576
4.80%	07/08/44	19,000	20,092
5.15%	05/22/45	45,000	47,190
The Home Depot Inc.
3.35%	09/15/25	64,000	65,814
3.50%	09/15/56	26,000	22,633
The Kroger Co.
2.95%	11/01/21	63,000	63,376
The Mosaic Co.
5.63%	11/15/43	10,000	10,294
The Nielsen Company Luxembourg Sarl
5.00%	02/01/25	38,000	37,858	(i)
The ServiceMaster Company LLC
5.13%	11/15/24	10,000	10,250	(i)
The Southern Co.
3.25%	07/01/26	23,000	21,939
4.40%	07/01/46	17,000	16,244
The Southern Co. 3.63% + 3 month USD LIBOR
5.50%	03/15/57	51,000	52,615	(d)
The Toronto-Dominion Bank 2.21% + USD 5 Year Swap Rate
3.63%	09/15/31	30,000	29,378	(d)
The Walt Disney Co.
4.13%	06/01/44	20,000	20,589
Time Inc.
5.75%	04/15/22	99,000	102,960	(i)
Time Warner Cable LLC
4.50%	09/15/42	9,000	8,174
6.55%	05/01/37	28,000	32,100
Time Warner Inc.
3.80%	02/15/27	52,000	51,427
5.35%	12/15/43	67,000	68,730
TransCanada PipeLines Ltd.
4.88%	01/15/26	24,000	26,614
Tyco Electronics Group S.A.
2.35%	08/01/19	93,000	93,533
Tyson Foods Inc.
2.65%	08/15/19	20,000	20,218
U.S. Bancorp 3.49% + 3 month USD LIBOR
5.13%	12/29/49	94,000	98,465	(d)
United Technologies Corp.
2.65%	11/01/26	78,000	75,180
3.75%	11/01/46	18,000	16,894
UnitedHealth Group Inc.
4.75%	07/15/45	57,000	62,447
Universal Health Services Inc.
5.00%	06/01/26	37,000	38,018	(i)
Vale Overseas Ltd.
4.38%	01/11/22	26,000	26,432
5.88%	06/10/21	50,000	53,581
6.25%	08/10/26	70,000	76,038
6.88%	11/10/39	15,000	16,041
Ventas Realty LP
3.25%	10/15/26	49,000	46,489
Verizon Communications Inc.
2.63%	08/15/26	45,000	41,087
4.13%	03/16/27	90,000	91,544
4.40%	11/01/34	45,000	42,574
4.67%	03/15/55	32,000	28,595
4.86%	08/21/46	45,000	43,275
5.05%	03/15/34	78,000	79,244
5.15%	09/15/23	66,000	72,436
5.25%	03/16/37	64,000	66,104
Viacom Inc.
2.25%	02/04/22	48,000	46,147
3.45%	10/04/26	48,000	45,554
Videotron Ltd.
5.13%	04/15/27	4,000	4,000	(i)
Virginia Electric & Power Co.
4.00%	11/15/46	50,000	49,166
Visa Inc.
3.15%	12/14/25	48,000	48,161
4.30%	12/14/45	28,000	29,390

		Principal Amount	Fair Value
W.R. Grace & Co.
5.13%	10/01/21	$35,000	$36,750	(i)
5.63%	10/01/24	98,000	103,268	(i)
Wabtec Corp.
3.45%	11/15/26	49,000	47,644	(i)
Wal-Mart Stores Inc.
4.30%	04/22/44	38,000	39,680
Walgreens Boots Alliance Inc.
4.65%	06/01/46	15,000	14,919
WEC Energy Group Inc.
3.55%	06/15/25	70,000	71,299
WellCare Health Plans Inc.
5.25%	04/01/25	44,000	45,375
Wells Fargo & Co.
3.00%	10/23/26	53,000	50,739
3.07%	01/24/23	62,000	62,265
3.90%	05/01/45	25,000	23,929
4.75%	12/07/46	49,000	50,089
Wells Fargo & Co. 3.11% + 3 month USD LIBOR
5.90%	12/29/49	62,000	64,734	(d)
Wells Fargo & Co. 3.99% + 3 month USD LIBOR
5.88%	12/29/49	66,000	71,144	(d)
Western Digital Corp.
7.38%	04/01/23	10,000	10,963	(i)
Westlake Chemical Corp.
3.60%	08/15/26	58,000	56,794	(i)
5.00%	08/15/46	15,000	15,398	(i)
Williams Partners LP
3.90%	01/15/25	78,000	77,889
4.90%	01/15/45	15,000	14,433
5.40%	03/04/44	9,000	9,179
Williams Partners LP/ACMP Finance Corp.
4.88%	05/15/23	25,000	25,752
Windstream Services LLC
6.38%	08/01/23	73,000	64,788
WPP Finance 2010
3.75%	09/19/24	94,000	95,289
XLIT Ltd.
5.25%	12/15/43	38,000	40,696
XPO Logistics Inc.
6.50%	06/15/22	56,000	58,800	(i)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	45,000	44,492
			25,870,683
Non-Agency Collateralized Mortgage Obligations – 1.7%
American Tower Trust #1 (REIT)
1.55%	03/15/43	117,000	116,719	(i)
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	31,507	31,463	(d)
Banc of America Commercial Mortgage Trust 2007-4
5.89%	02/10/51	5,730	5,767	(d)
Banc of America Commercial Mortgage Trust 2008-1
6.23%	02/10/51	160,321	162,827	(d)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.28%	11/10/42	2,702	2,698	(d)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	80,000	81,711	(d)
CFCRE Commercial Mortgage Trust 2016-C7
3.84%	12/10/54	90,322	92,952
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	39,319	28,179
3.78%	09/10/58	100,000	103,776
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	90,682	88,141
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	408,583	422,595	(d)
4.03%	12/10/49	78,331	81,077	(d)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	55,000	59,112	(d)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	100,000	81,165	(d,i)
COMM 2015-PC1 Mortgage Trust
4.44%	07/10/50	46,053	45,740	(d)
CSAIL 2015-C3 Commercial Mortgage Trust
3.36%	08/15/48	47,194	34,440	(d)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	688	688
GS Mortgage Securities Trust 2015-GC28
1.15%	02/10/48	982,207	57,878	(d,h)
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	34,476	25,000
GS Mortgage Securities Trust 2016-GS3
3.40%	10/10/49	93,000	89,749	(d)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	197,062	203,694
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	25,000	26,125	(d)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.70%	05/15/48	30,183	22,830	(d)
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.69%	03/15/50	182,320	188,117
LB-UBS Commercial Mortgage Trust 2004-C8
0.42%	12/15/39	21,933	52	(d,h,i)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	120,000	120,004	(i)
6.11%	07/15/40	52,305	52,986	(d)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	1,451	17	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	100,000	68,080	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.40%	02/15/48	718,891	52,511	(d,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.97%	03/15/48	860,513	48,164	(d,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	32,348	22,818	(i)
Morgan Stanley Capital I Trust 2006-IQ11
6.30%	10/15/42	40,000	39,420	(d)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	17,137	17,125	(d)
Morgan Stanley Capital I Trust 2007-IQ16
6.06%	12/12/49	80,000	81,744	(d)
Morgan Stanley Capital I Trust 2008-T29
6.30%	01/11/43	50,000	51,192	(d)
Morgan Stanley Capital I Trust 2016-UBS9
1.25%	03/15/49	576,641	43,891	(d,h)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.30%	02/15/48	953,222	70,676	(d,h)
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.54%	09/15/58	39,338	31,977	(d)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	34,338	24,451	(i)
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%	03/15/50	115,209	118,089
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	55,000	58,338
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	78,742	65,984	(i)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	124,695	94,545	(d,i)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	156,648	98,723	(i)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	23,000	16,527	(d,i)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	123,000	130,342	(d)
4.59%	03/15/47	130,681	106,170	(d,i)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	19,659	14,304
			3,480,573
Sovereign Bonds – 0.4%
Government of Colombia
2.63%	03/15/23	200,000	192,250	(c)
Government of Mexico
3.60%	01/30/25	205,000	204,487	(c)
4.00%	10/02/23	30,000	30,900	(c)
4.75%	03/08/44	64,000	62,240	(c)
Government of Oman
3.88%	03/08/22	200,000	202,220	(i)

		Principal Amount	Fair Value
Government of Peru
5.63%	11/18/50	$30,000	$35,738	(c)
Government of Uruguay
5.10%	06/18/50	30,308	29,171	(c)
			757,006
Municipal Bonds and Notes – 0.2%
American Municipal Power Inc.
6.27%	02/15/50	50,000	59,914
Municipal Electric Authority of Georgia
6.64%	04/01/57	54,000	60,618
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	15,807
Port Authority of New York & New Jersey
4.46%	10/01/62	95,000	100,110
South Carolina State Public Service Authority
6.45%	01/01/50	40,000	44,294
State of California
5.70%	11/01/21	55,000	62,635
State of Illinois
5.10%	06/01/33	30,000	27,373
			370,751
FNMA (TBA) – 0.0% *
Lehman
5.50%	TBA	37,027	1,170	(c,j,k)
Total Bonds and Notes (Cost $64,127,328)			64,380,236

	Number of Shares	Fair Value
Exchange Traded Funds – 8.6%
SPDR Bloomberg Barclays High Yield Bond ETF	173,223	6,397,125	(l)
Vanguard FTSE Emerging Markets ETF	280,484	11,140,825
Total Exchange Traded Funds (Cost $16,400,931)		17,537,950
Total Investments in Securities (Cost $186,121,371)		192,705,721
Short-Term Investments – 8.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.66%
(Cost $16,751,116)	16,751,116	16,751,116	(f,l)
Total Investments (Cost $202,872,487)		209,456,837
Liabilities in Excess of Other Assets, net – (3.0)%		(6,176,439)

NET ASSETS – 100.0%		$203,280,398

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$1,117	5.00%	12/20/21	$(90,187)	$(45,086)	$(45,101)
Markit CDX North America Investment Grade Index	CME Group Inc.	$1,454	1.00%	06/20/22	$(24,548)	$(22,810)	$(1,738)

							$(46,839)

The Fund had the following long futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
S&P Mid 400 Emini Index Futures	June 2017	29	$4,982,780	$2,420
S&P 500 Emini Index Futures	June 2017	3	353,880	(1,039)
5 Yr. U.S. Treasury Notes Futures	June 2017	28	3,296,344	(5,047)
10 Yr. U.S. Treasury Notes Futures	June 2017	41	5,107,062	21,185

				$17,519

The Fund had the following short futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	June 2017	1	$(89,100)	$(1,762)
U.S. Long Bond Futures	June 2017	9	(1,357,594)	2,686
Ultra Long-Term U.S. Treasury Bond Futures	June 2017	2	(321,250)	(840)
10 Yr. U.S. Treasury Ultra Futures	June 2017	10	(1,338,906)	(10,886)

				$(10,802)

				$6,717

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At March 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)	Coupon amount represents effective yield.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(h)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(i)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to $5,336,926 or 2.63% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.
(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.
(k)	Security is in default.
(l)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2017.
*	Less than 0.05%.
**	Amount is less than $0.50.
***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SPDR	Standard and Poor’s Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The Fund was invested in the following countries/territories at March 31, 2017 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	78.27%
Japan	4.85%
United Kingdom	2.80%
France	2.57%
Germany	1.81%
Switzerland	1.65%
Netherlands	1.32%
Sweden	0.86%
Ireland	0.75%
Canada	0.54%
India	0.46%
Spain	0.45%
Hong Kong	0.36%
South Africa	0.33%
Taiwan	0.32%
Norway	0.31%
South Korea	0.31%
Mexico	0.29%
Luxembourg	0.23%
Italy	0.22%
China	0.20%
Belgium	0.19%
Singapore	0.15%
Australia	0.15%
Portugal	0.13%
Colombia	0.11%
Oman	0.10%
Cayman Islands	0.09%
Supranational	0.06%
Bermuda	0.06%
Brazil	0.02%
Peru	0.02%
Uruguay	0.01%
Jersey	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2017 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	8.37%	0.00%	8.37%
Diversified Banks	1.85%	2.15%	4.00%
Pharmaceuticals	1.75%	1.04%	2.79%
Internet Software & Services	1.58%	0.19%	1.77%
Technology Hardware, Storage & Peripherals	1.48%	0.27%	1.75%
Semiconductors	0.91%	0.74%	1.65%
Integrated Oil & Gas	1.01%	0.58%	1.59%
Biotechnology	1.00%	0.36%	1.36%
Packaged Foods & Meats	0.50%	0.75%	1.25%
Systems Software	1.18%	0.00%	1.18%
Healthcare Equipment	0.67%	0.46%	1.13%
Aerospace & Defense	0.76%	0.34%	1.10%
Internet & Direct Marketing Retail	0.90%	0.17%	1.07%
Electric Utilities	0.69%	0.33%	1.02%
Building Products	0.11%	0.83%	0.94%
Life & Health Insurance	0.33%	0.53%	0.86%
Movies & Entertainment	0.53%	0.31%	0.84%
Industrial Conglomerates	0.84%	0.00%	0.84%
Data Processing & Outsourced Services	0.82%	0.00%	0.82%
Integrated Telecommunication Services	0.80%	0.00%	0.80%
Electrical Components & Equipment	0.21%	0.58%	0.79%
Cable & Satellite	0.44%	0.34%	0.78%
Oil & Gas Exploration & Production	0.59%	0.18%	0.77%
Household Products	0.63%	0.14%	0.77%
Industrial Machinery	0.29%	0.46%	0.75%
Wireless Telecommunication Services	0.00%	0.72%	0.72%
Specialty Chemicals	0.18%	0.53%	0.71%
Construction Machinery & Heavy Trucks	0.17%	0.51%	0.68%
Application Software	0.32%	0.31%	0.63%
Tobacco	0.63%	0.00%	0.63%
Soft Drinks	0.62%	0.00%	0.62%
Electronic Equipment & Instruments	0.01%	0.59%	0.60%
Communications Equipment	0.38%	0.21%	0.59%
Property & Casualty Insurance	0.17%	0.40%	0.57%
Semiconductor Equipment	0.14%	0.43%	0.57%
Multi-Sector Holdings	0.56%	0.00%	0.56%
Managed Healthcare	0.56%	0.00%	0.56%
Diversified Real Estate Activities	0.00%	0.49%	0.49%
Oil & Gas Equipment & Services	0.33%	0.16%	0.49%
Asset Management & Custody Banks	0.37%	0.09%	0.46%
IT Consulting & Other Services	0.34%	0.12%	0.46%
Multi-Line Insurance	0.16%	0.28%	0.44%
Home Improvement Retail	0.43%	0.00%	0.43%
Regional Banks	0.42%	0.00%	0.42%
Restaurants	0.40%	0.00%	0.40%
Healthcare Services	0.15%	0.25%	0.40%
Automobile Manufacturers	0.16%	0.22%	0.38%
Multi-Utilities	0.37%	0.00%	0.37%
Investment Banking & Brokerage	0.37%	0.00%	0.37%
Personal Products	0.05%	0.32%	0.37%
Specialized REITs	0.35%	0.00%	0.35%
Railroads	0.29%	0.04%	0.33%
Construction Materials	0.05%	0.28%	0.33%
Diversified Metals & Mining	0.00%	0.32%	0.32%
Home Building	0.05%	0.26%	0.31%
Hypermarkets & Super Centers	0.31%	0.00%	0.31%
Auto Parts & Equipment	0.01%	0.28%	0.29%
Electronic Components	0.08%	0.21%	0.29%
Security & Alarm Services	0.00%	0.27%	0.27%
Consumer Finance	0.27%	0.00%	0.27%
Diversified Chemicals	0.26%	0.00%	0.26%
Leisure Products	0.04%	0.22%	0.26%
Drug Retail	0.26%	0.00%	0.26%
Air Freight & Logistics	0.24%	0.00%	0.24%
Financial Exchanges & Data	0.24%	0.00%	0.24%
Advertising	0.06%	0.18%	0.24%
Life Sciences Tools & Services	0.23%	0.00%	0.23%
Brewers	0.03%	0.19%	0.22%
Retail REITs	0.21%	0.00%	0.21%
Industrial Gases	0.11%	0.10%	0.21%
Airlines	0.20%	0.00%	0.20%
Apparel Retail	0.18%	0.00%	0.18%
Oil & Gas Refining & Marketing	0.17%	0.00%	0.17%
Insurance Brokers	0.08%	0.08%	0.16%
Residential REITs	0.16%	0.00%	0.16%
Healthcare Distributors	0.15%	0.00%	0.15%
Hotels, Resorts & Cruise Lines	0.14%	0.00%	0.14%
Oil & Gas Storage & Transportation	0.13%	0.00%	0.13%
Fertilizers & Agricultural Chemicals	0.13%	0.00%	0.13%
Footwear	0.13%	0.00%	0.13%
Automotive Retail	0.12%	0.00%	0.12%
General Merchandise Stores	0.12%	0.00%	0.12%
Apparel, Accessories & Luxury Goods	0.10%	0.01%	0.11%
Health Care REITs	0.11%	0.00%	0.11%
Home Entertainment Software	0.11%	0.00%	0.11%
Office REITs	0.10%	0.00%	0.10%
Paper Packaging	0.09%	0.00%	0.09%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Broadcasting	0.09%	0.00%	0.09%
Research & Consulting Services	0.08%	0.00%	0.08%
Specialty Stores	0.08%	0.00%	0.08%
Trading Companies & Distributors	0.07%	0.00%	0.07%
Diversified Support Services	0.02%	0.05%	0.07%
Healthcare Facilities	0.06%	0.00%	0.06%
Food Retail	0.06%	0.00%	0.06%
Distillers & Vintners	0.06%	0.00%	0.06%
Agricultural & Farm Machinery	0.06%	0.00%	0.06%
Commodity Chemicals	0.05%	0.00%	0.05%
Industrial REITs	0.05%	0.00%	0.05%

Industry	Domestic	Foreign	Total
Electronic Manufacturing Services	0.00%	0.04%	0.04%
Agricultural Products	0.04%	0.00%	0.04%
Food Distributors	0.04%	0.00%	0.04%
Healthcare Supplies	0.04%	0.00%	0.04%
Housewares & Specialties	0.04%	0.00%	0.04%
Distributors	0.04%	0.00%	0.04%
Department Stores	0.04%	0.00%	0.04%
Home Furnishings	0.04%	0.00%	0.04%
Construction & Engineering	0.03%	0.00%	0.03%
Steel	0.03%	0.00%	0.03%
Gold	0.03%	0.00%	0.03%
Copper	0.03%	0.00%	0.03%
Alternative Carriers	0.03%	0.00%	0.03%
Healthcare Technology	0.03%	0.00%	0.03%
Water Utilities	0.02%	0.00%	0.02%
Hotel & Resort REITs	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Independent Power Producers & Energy Traders	0.02%	0.00%	0.02%
Metal & Glass Containers	0.02%	0.00%	0.02%
Household Appliances	0.02%	0.00%	0.02%
Oil & Gas Drilling	0.01%	0.01%	0.02%
Trucking	0.02%	0.00%	0.02%
Motorcycle Manufacturers	0.02%	0.00%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Tires & Rubber	0.02%	0.00%	0.02%
Casinos & Gaming	0.02%	0.00%	0.02%
Publishing	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%
Home Furnishing Retail	0.01%	0.00%	0.01%
Consumer Electronics	0.00%	0.01%	0.01%
Specialized Consumer Services	0.01%	0.00%	0.01%

			61.27%

Sector	Percentage (based on Fair Value)
Corporate Notes	12.34%
Agency Mortgage Backed	8.64%
U.S. Treasuries	7.18%
Non-Agency Collateralized Mortgage Obligations	1.66%
Agency Collateralized Mortgage Obligations	0.37%
Sovereign Bonds	0.36%
Municipal Bonds and Notes	0.18%
FNMA (TBA)	0.00%

30.73%

Short-Term Investments
Short-Term Investments	8.00%

8.00%

100.00%

Affiliate Table
	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/ Interest Income	Realized Gain (Loss)
SPDR Bloomberg Barclays High Yield Bond ETF	173,223	$6,313,978	—	—	173,223	$6,397,125	$60,839	$—
State Street Corp.	—	—	2,678	1,419	1,259	100,229	478	(905)
State Street Institutional U.S. Government Money Market Fund - Class G Shares	22,591,439	22,591,439	25,924,964	31,765,287	16,751,116	16,751,116	22,023	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	17,282,454	17,282,454	—	—	587	—

		$28,905,417				$23,248,470	$83,927	$(905)

Notes to Schedule of Investments March 31, 2017 (Unaudited)

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended March 31, 2017, the Fund invested in futures contracts on various stock indices, bonds and notes for the purpose of gaining market exposure, investing residual cash positions and manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended March 31, 2017, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities†
	Domestic Equity	$70,902,639	$—	$—	$70,902,639
	Foreign Equity	39,884,896	—	—	39,884,896
	U.S. Treasuries	—	15,041,098	—	15,041,098
	Agency Mortgage Backed	—	18,094,711	—	18,094,711
	Agency Collateralized Mortgage Obligations	—	764,244	—	764,244
	Corporate Notes	—	25,870,683	—	25,870,683
	Non-Agency Collateralized Mortgage Obligations	—	3,480,573	—	3,480,573
	Sovereign Bonds	—	757,006	—	757,006
	Municipal Bonds and Notes	—	370,751	—	370,751
	FNMA (TBA)	—	—	1,170	1,170
	Exchange Traded Funds	17,537,950	—	—	17,537,950
	Short-Term Investments	16,751,116	—	—	16,751,116

	Total Investments in Securities	$145,076,601	$64,379,066	$1,170	$209,456,837

	Other Financial Instruments*
	Credit Default Swap Contracts - Unrealized Depreciation	$—	$(46,839)	$—	$(46,839)
	Long Futures Contracts - Unrealized Appreciation	23,605	—	—	23,605
	Long Futures Contracts - Unrealized Depreciation	(6,086)	—	—	(6,086)
	Short Futures Contracts - Unrealized Appreciation	2,686	—	—	2,686
	Short Futures Contracts - Unrealized Depreciation	(13,488)	—	—	(13,488)

	Total Other Financial Instruments	$6,717	$(46,839)	$—	$(40,122)

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

INCOME TAXES

At March 31, 2017, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$204,886,852	$8,263,420	$(3,693,435)	$4,569,985

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	May 23, 2017

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer and Principal Financial Officer

Date:	May 23, 2017